ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of percentage of legal ownership by Renren Inc

As of December 31, 2021, Renren Inc.'s major subsidiaries, VIE and VIE’s subsidiaries are as follows:

	Later of date		Percentage of
	of incorporation	Place of	legal ownership	Principal
Name of Subsidiaries	or acquisition	incorporation	by Renren Inc.	activities
Subsidiaries:
Chime Technologies, Inc.(“Chime”)	September 7, 2012	USA	77.8%	SaaS business
Trucker Path, Inc. (“Trucker Path”)	December 28, 2017	USA	77.8%	SaaS business
Lucrativ Inc.	January 22, 2018	USA	100%	SaaS business
Renren Giantly Philippines Inc.	March, 2018	Philippines	100%	SaaS business
Qianxiang Shiji Technology Development (Beijing) Co., Ltd. ("Qianxiang Shiji")	March 21, 2005	PRC	100%	Investment holding

Variable Interest Entity:
Beijing Qianxiang Tiancheng Technology Development Co., Ltd. ("Qianxiang Tiancheng")	October 28, 2002	PRC	N/A	Internet business

Subsidiaries of Variable Interest Entity:
Beijing Qianxiang Wangjing Technology Development Co., Ltd. ("Qianxiang Wangjing")	November 11, 2008	PRC	N/A	Internet business
Shandong Jieying Huaqi Automobile Service Co., Ltd ("Shandong Jieying")	July 20, 2017	PRC	N/A	Internet business

Schedule of consolidated financial information

	As of December 31,
	2020	2021

Cash and cash equivalents	$955	$2,380
Accounts receivable, net	175	106
Prepaid expenses and other current assets	647	1,204
Amounts due from related parties, net	764	762

Total current assets	2,541	4,452

Property and equipment, net	178	91
Long-term investments	41,794	45,765
Right-of-use assets	659	386
Other non-current assets	76	98

Total non-current assets	42,707	46,340

Total assets	$45,248	$50,792

Accounts payable	$299	$290
Accrued expenses and other current liabilities	6,409	7,654
Operating lease liabilities - current	341	336
Payable to investors	15	16
Amounts due to related parties	690	714
Deferred revenue	16	—
Income tax payable	3,321	2,848

Total current liabilities	11,091	11,858

Operating lease liabilities - non-current	256	—

Total non-current liabilities	256	—

Total liabilities	$11,347	$11,858

	Years ended December 31,
	2019	2020	2021
Revenues	$6,581	$433	$367
(Loss) income from continuing operations	$(31,953)	$1,874	$1,434

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES-continued

The VIE arrangements – continued

	Years ended December 31,
	2019	2020	2021
Net cash (used in) provided by operating activities	$(1,170)	$2,031	$971
Net cash provided by investing activities	$8,735	$1,566	$454
Net cash used in financing activities	$(10,340)	$(3,088)	$—